FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Other operating income, net	¥ 774,578	$ 112,303	¥ 789,503	¥ 580,973
Total operating expenses	(1,302,794)	(188,888)	(1,086,366)	(1,082,739)
Interest expense	190,521	27,623	126,503	35,307
Income from operations	7,736,481	1,121,683	5,503,011	4,754,367
(Loss)/gain from fair value changes of financial instruments	46,246	6,705	52,909	(877)
Income before income tax and share of loss in equity method investments	8,286,452	1,201,422	5,739,197	5,034,786
Income tax expense	(1,633,330)	(236,811)	(1,005,451)	(689,833)
Share of profit in subsidiaries, consolidated VIE, VIE's subsidiaries	5,844	847	(32,419)	(18,507)
Net income attributable to ZTO Express (Cayman) Inc.	6,809,056	987,219	4,754,827	4,312,213
Net income attributable to ordinary shareholders	6,809,056	987,219	4,754,827	4,312,213
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	155,432	22,536	(146,533)	(771,291)
Comprehensive income	6,814,398	987,994	4,554,794	3,555,155
Other comprehensive income/(loss), net of tax of nil	0		0	0
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(197,209)	(28,593)	(251,146)	(284,193)
Other operating income, net	59,881	8,682	54,620	146,168
Total operating expenses	(137,328)	(19,911)	(196,526)	(138,025)
Interest income	22,927	3,324	72,987	199,991
Interest expense	(64,412)	(9,339)	(2,206)
Income from operations	(178,813)	(25,926)	(125,745)	61,966
(Loss)/gain from fair value changes of financial instruments	15,995	2,319	(40,916)	(2,948)
Income before income tax and share of loss in equity method investments	(162,818)	(23,607)	(166,661)	59,018
Income tax expense	(19,987)	(2,898)	(23,101)	(62,887)
Share of profit in subsidiaries, consolidated VIE, VIE's subsidiaries	6,991,861	1,013,724	4,944,589	4,316,082
Net income attributable to ZTO Express (Cayman) Inc.	6,809,056	987,219	4,754,827	4,312,213
Net income attributable to ordinary shareholders	6,809,056	987,219	4,754,827	4,312,213
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	155,432	22,536	(146,533)	(771,291)
Comprehensive income	6,964,488	$ 1,009,755	4,608,294	3,540,922
Other comprehensive income/(loss), net of tax of nil	¥ 0		¥ 0	¥ 0